Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 4 Income Taxes

U.S. Cellular is included in a consolidated federal income tax return and in certain state income tax returns with other members of the TDS consolidated group.  For financial statement purposes, U.S. Cellular and its subsidiaries compute their income tax expense as if they comprised a separate affiliated group and were not included in the TDS consolidated group.

U.S. Cellular’s current income taxes balances at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Federal income taxes payable	$22	$8
Net state income taxes payable	1	–

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Current
Federal	$68	$29	$97
State	10	(2)	5
Deferred
Federal	(354)	1	48
State	(11)	5	7
Total income tax expense (benefit)	$(287)	$33	$157

In December 2017, the Tax Act was signed into law.  U.S. Cellular adjusts for the effects of changes in tax laws and rates in the period of enactment.  The major provisions of the Tax Act impacting U.S. Cellular are the reduction of the U.S. federal corporate tax rate from 35% to 21% and the bonus depreciation deduction allowing for full expensing of qualified property additions.

The disclosed amounts within include provisional estimates, pursuant to SEC Staff Accounting Bulletin No. 118, for current and deferred taxes related to tax depreciation of fixed assets. For property acquired and placed in service after September 27, 2017, the Tax Act provides for full expensing if such property was not subject to a written binding agreement in existence as of September 27, 2017. As of December 31, 2017, U.S. Cellular has not completed a full analysis of all contracts and agreements related to fixed assets placed in service during 2017, but was able to record a reasonable estimate of the effects of these changes based on capital expenditures made during 2017.  U.S. Cellular expects any final adjustments to the provisional amounts to be recorded by the third quarter of 2018, which could be material to U.S. Cellular’s financial statements. The accounting for all other applicable provisions of the Tax Act was performed based on U.S. Cellular’s current interpretation of the provisions of the law as enacted as of December 31, 2017.

A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular’s effective income tax expense rate is as follows:

Year Ended December 31,	2017		2016		2015
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$(95)	35.0%	$29	35.0%	$141	35.0%
State income taxes, net of federal benefit[1]	(4)	1.4	3	3.6	8	2.1
Effect of noncontrolling interests	(2)	0.8	(1)	(1.1)	3	0.6
Federal income tax rate change[2]	(254)	93.3	–	–	–	–
Goodwill impairment[3]	71	(26.2)	–	–	–	–
Other differences, net	(3)	1.2	2	2.2	5	1.0
Total income tax expense (benefit) and rate	$(287)	105.5%	$33	39.7%	$157	38.7%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.
[2]

Federal income tax rate change due to the Tax Act reducing the federal income tax rate from 35% to 21% and a corresponding reduction to the deferred tax liability.  The amount is slightly different from the total impact of the federal tax rate change because the rate change also impacts the amount of State income taxes, net of federal benefit.

[3]

Goodwill impairment reflects an adjustment to increase income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes.  See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$103	$88
Stock-based compensation	20	26
Compensation and benefits - other	5	21
Deferred rent	21	21
Other	59	56
Total deferred tax assets	208	212
Less valuation allowance	(77)	(65)
Net deferred tax assets	131	147
Deferred tax liabilities
Property, plant and equipment	276	473
Licenses/intangibles	192	326
Partnership investments	123	173
Total deferred tax liabilities	591	972
Net deferred income tax liability	$460	$825

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$461	$826
Other assets and deferred charges	(1)	(1)
Net deferred income tax liability	$460	$825

At December 31, 2017, U.S. Cellular and certain subsidiaries had $1,989 million of state NOL carryforwards (generating a $92 million deferred tax asset) available to offset future taxable income.  The state NOL carryforwards expire between 2018 and 2037.  Certain subsidiaries had federal NOL carryforwards (generating an $11 million deferred tax asset) available to offset their future taxable income.  The federal NOL carryforwards expire between 2018 and 2037.  A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2017	2016	2015
(Dollars in millions)
Balance at beginning of year	$65	$55	$53
Charged to income tax expense	12	10	2
Balance at end of year	$77	$65	$55

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016	2015
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$43	$39	$36
Additions for tax positions of current year	6	12	7
Additions for tax positions of prior years	1	3	1
Reductions for tax positions of prior years	(1)	(1)	–
Reductions for lapses in statutes of limitations	(2)	(10)	(5)
Unrecognized tax benefits balance at end of year	$47	$43	$39

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.  If these benefits were recognized, they would have reduced income tax expense in 2017, 2016 and 2015 by $38 million, $29 million and $25 million, respectively, net of the federal benefit from state income taxes.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit).  The amounts charged to income tax expense related to interest and penalties resulted in an expense of $3 million in 2017, a benefit of $2 million in 2016 and an expense of $1 million in 2015.  Net accrued liabilities for interest and penalties were $19 million and $15 million at December 31, 2017, and 2016, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

U.S. Cellular is included in TDS’ consolidated federal and certain state income tax returns. U.S. Cellular also files certain state and local income tax returns separately from TDS.  With only limited exceptions, TDS is no longer subject to federal and state income tax audits for the years prior to 2013.